SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Schedule of estimated useful lives of property, plant and equipment

Electronic equipment	3 years
Office equipment	5 years
Software	5 years
Leasehold improvement	Shorter of the lease terms or the estimated useful lives of the assets

Schedule of allowance for doubtful accounts

The table below presents the movement of allowance for doubtful accounts from customers for the year ended December 31, 2020.

For the year ended December 31,2020
Balance at the beginning of the year	—
Accruals (reversals)	91,788
Balance at the end of the year	91,788

Schedule of allocation of purchase price as of the acquisition date

	US$	Amortization period
Cash and cash equivalents	339,611
Cash-segregated for regulatory purpose	22,094,198
Other current assets	5,098,900
Property, plant and equipment	5,581	3-5 years
Intangible assets
Operating License	6,900,000	Indefinite life
Goodwill	2,421,403
Other current liabilities	(26,062,403)
Deferred tax liabilities	(1,449,000)
	9,348,290

Marsco
Restructuring Cost and Reserve [Line Items]
Schedule of proforma acquistion

	For the years ended December 31,
	2018	2019
	US$	US$
	Unaudited	Unaudited
Pro forma net revenue	34,652,211	55,150,145
Pro forma net loss	(44,107,663)	(5,799,848)